Capital Management and Financial Risk - Net cash and investment position (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital Management And Financial Risk [Line Item]
Cash and cash equivalents	$ 108,518,000	$ 131,054,000	$ 50,915,000
Investments	252,135,000	302,897,000	170,645,000
Debt obligations-current	(375,000)	(213,000)
Net cash and investments	360,278,000	433,738,000
Total equity	564,322,000	641,784,000	436,016,000
Equity Instrument & Investment in Associates
Capital Management And Financial Risk [Line Item]
Investments	8,047,000	10,517,000
Uranium
Capital Management And Financial Risk [Line Item]
Investments	231,088,000	276,815,000	162,536,000
Convertible debenture
Capital Management And Financial Risk [Line Item]
Investments	$ 13,000,000	$ 15,565,000	$ 0